EXHIBIT 99.1

John Deere Owner Trust 2007
Statement to Noteholders

$239,000,000	Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000	Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000	Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000	Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095	Asset Backed Certificates

Payment Date:					15-Jun-07

(1)	Before giving effect to distributions on this Payment Date:

		(a)	(i)	outstanding principal amount of Class A-1 Notes:	$206,547,011.56
			(ii)	A-1 Note Pool Factor:	0.8642134

		(b)	(i)	outstanding principal amount of Class A-2 Notes:	$191,000,000.00
			(ii)	A-2 Note Pool Factor:	1.0000000

		(c)	(i)	outstanding principal amount of Class A-3 Notes:	$365,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	outstanding principal amount of Class A-4 Notes:	$205,800,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance:	$15,279,095.00
			(ii)	Certificate Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

		(a)	Class A-1 Notes:		$23,897,264.26
			per $1,000 original principal amount:		$99.99

		(b)	Class A-2 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(c)	Class A-3 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(d)	Class A-4 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(e)	Total		$23,897,264.26

(3)	(a)	Amount of interest being paid on Notes:

				(i) Class A-1 Notes:	$948,004.08
				per $1,000 original principal amount:	$3.97

				(ii) Class A-2 Notes:	$829,258.33
				per $1,000 original principal amount:	$4.34

				(iii) Class A-3 Notes:	$1,533,000.00
				per $1,000 original principal amount:	$4.20

				(iv) Class A-4 Notes:	$869,505.00
				per $1,000 original principal amount:	$4.23

				(v) Total	$4,179,767.41

(4)	(a)	Pool Balance (excluding accrued interest):
				(i) at beginning of related Collection Period:	$965,973,572.79
				(ii) at end of related Collection Period:	$939,883,878.68

	(b)	Note Value:
				(i) at beginning of related Collection Period:	$983,626,106.77
				(ii) at end of related Collection Period:	$959,728,842.51

	(c)	Pool Face Amount:
				(i) at beginning of related Collection Period:	$1,155,170,091.29
				(ii) at end of related Collection Period:	$1,122,743,324.99

(5)	After giving effect to distributions on this Payment Date:

		(a)	(i)	outstanding principal amount of Class A-1 Notes:	$182,649,747.30
			(ii)	A-1 Note Pool Factor:	0.7642249

		(b)	(i)	outstanding principal amount of Class A-2 Notes:	$191,000,000.00
			(ii)	A-2 Note Pool Factor:	1.0000000

		(c)	(i)	outstanding principal amount of Class A-3 Notes:	$365,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	outstanding principal amount of Class A-4 Notes:	$205,800,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance:	$15,279,095.00
			(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:				$804,977.98
			per $1,000 original principal amount:		$0.79
	(a)	Amount of Servicing Fee earned:			$804,977.98
	(b)	Amount of Servicing Fee paid:			$987,201.24
	(c)	Amount of Servicing Fee Shortfall:			$0.00

(7)	Amount of Administration Fee:				$100.00

(8)	Aggregate Purchase Amounts for Collection Period:				$0.00

(9)	(i)	Amount in Reserve Account:			$15,241,187.00
	(ii)	Specified Reserve Account Balance:			$15,241,187.00

(10)	(i)	Scheduled Payments of Receivables 60 days or more past due:			$375,658.00
	(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:			0.04%

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$6,108,267.00
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.54%
	(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.65%
	(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.33%

(12)	(i)	Aggregate amount of net losses for the collection period:	$15.57
	(ii)	Cumulative amount of net losses:	$1,566.11
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(13)	If the payment Date is in June 2008 or December 2008:
	(i)	Average Delinquency Ratio Test is met:	NA
	(ii)	Cumulative Net Loss Ratio Test is met:	NA
	(iii)	Specified Reserve Reduction Trigger is met:	NA
	(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA